Net Commission Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commission income (expense) [abstract]
Bank guarantees fee and commission income	€ 209	€ 202	€ 171
Underwriting syndication loans fee and commission income	52	44	30
Structured finance fee and commission income	136	110	87
Collective instruments distribution fee and commission income	€ 165	€ 145	€ 145